Investment Objectives and Goals - Payson Total Return Fund	Aug. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PAYSON TOTAL RETURN FUND SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Payson Total Return Fund (the “Fund”) seeks a combination of high current income and capital appreciation.